Educational Contents, Net	12 Months Ended
Dec. 31, 2023
Educational Contents Net [Abstract]
EDUCATIONAL CONTENTS, NET

NOTE 6 — EDUCATIONAL CONTENTS, NET

Educational contents, net consist of the following:

	December 31, 2022	December 31, 2023
	RMB	RMB
Produced educational contents	66,037,733	—
Licensed copyrights	219,658,471	—
Less: Accumulated amortization	(71,254,389)	—
	214,441,814	—

No impairment charge was recognized for the year ended December 31, 2021. For the year ended December 31, 2022, the Company assessed it is not likely that end customers would subscribe for related educational contents, which was mainly due to those contents already out of date. Accordingly, the Company charged impairment of RMB106,097,876 and RMB84,904 against purchased educational contents and licensed copyrights, respectively. For the year ended December 31, 2023, the Company further charged impairment of RMB 31,399,370 and RMB 166,067,603 against purchased educational contents and licensed copyrights, respectively.

Amortization expense was RMB 91,542,455 and RMB 53,922,689 for the years ended December 31, 2022 and 2023, respectively.